Mutual Funds Depositary Function	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Mutual Funds Depositary Function
45.	MUTUAL FUNDS DEPOSITARY FUNCTION
As of December 31, 2019 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Fund	Number of shares	Equity

Pionero Pesos	365,004,359	2,597,555
Pionero Renta Ahorro	99,618,143	1,370,068
Pionero F F	27,004,093	327,228
Pionero Renta	4,039,467	108,451
Pionero Acciones	8,370,788	244,683
Pionero Renta Plus	143,370	4,634
Pionero Empresas FCI Abierto Pymes	234,534,859	1,062,430
Pionero Pesos Plus	1,894,509,380	8,063,038
Pionero Renta Ahorro Plus	154,409,497	474,505
Pionero Renta Mixta I	12,286,559	25,961
Pionero Renta Mixta II	26,374	50
Pionero Renta Estratégico	555,014,792	1,006,476
Pionero Renta Capital	50,000	50
Pionero Argentina Bicentenario	309,931,572	463,747
Pionero Ahorro Dólares	5,357,738	289,462
Pionero Renta Global	50,000	2,995
Pionero Renta Fija Dólares	3,952,154	176,696
Argenfunds Renta Pesos	525,260,972	2,065,720
Argenfunds Renta Argentina	16,452,325	83,311
Argenfunds Ahorro Pesos	46,647,904	301,152
Argenfunds Renta Privada FCI	25,063,747	238,894
Argenfunds Abierto Pymes	493,420,605	742,415
Argenfunds Renta Total	839,093,194	2,849,083
Argenfunds Renta Flexible	629,357,041	1,623,575
Argenfunds Renta Dinámica	118,107,501	282,638
Argenfunds Renta Mixta	117,445,198	79,196
Argenfunds Renta Global	21,042,794	51,659
Argenfunds Renta Capital	32,288,605	1,964,829
Argenfunds Renta Balanceada	46,257,703	120,396
Argenfunds Liquidez	2,798,316,372	3,604,188
Argenfunds Retorno Absoluto	302,845,328	373,248
Argenfunds Renta Crecimiento	312,066	16,566
Argenfunds Renta Mixta Plus	4,840,171	263,260
Argenfunds Renta Variable	100,000	69